Note 6 - Deferred Charges, Net (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]
	2016	2017
Balance, beginning of year	418,034	426,783
Write-off of loan commitment fees	(411,642)	-
Loan commitment fees	420,391	13,700
Reclassification as contra to loan upon drawdown	-	(440,483)
Balance, end of year	426,783	-